Related Parties - Compensation Paid to Directors (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Related party transactions [abstract]
Remuneration	¥ 732	¥ 719	¥ 677
Bonus	172	231	275
Stock compensation	125
Total	¥ 1,029	¥ 950	¥ 952